ASSET RETIREMENT OBLIGATION (Narrative) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Asset Retirement Obligation [Abstract]
Asset retirement obligation	$ 99,514	$ 93,343	$ 140,397	$ 158,914
Restricted cash	$ 296,322	$ 296,322	$ 296,322	$ 296,322